Note 3 - Summary of Significant Accounting Policies - Future Lease Payments (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
2020		$ 735,928
2021	768,731	665,014
2022	664,311	173,374
2023	669,331	1,188
2024	692,009
2025	716,229
Thereafter	1,701,985
Total future lease payments	5,212,597	1,575,504
Less: imputed interest	1,093,222	0
Total operating lease liabilities	4,119,375	1,575,504
Current	524,844	0
Non-current	$ 3,594,531	$ 0